Borrowings - Summary of Short Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Secured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.82%	3.81%
Secured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.48%	4.16%
Unsecured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.70%	1.75%
Unsecured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.72%	6.96%